PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,056
Computer equipment	825,796	770,218	120,864
Furniture, fixtures and office equipment	6,011	5,964	936
Leasehold improvements	18,439	18,439	2,894
Motor vehicles	6,838	6,559	1,029
Buildings	317,602	312,125	48,979
	1,187,786	1,126,405	176,758
Less: accumulated depreciation	(476,864)	(458,450)	(71,941)
Less: impairment	(348,582)	(346,675)	(54,401)

	362,340	321,280	50,416

Schedule of depreciation expenses

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	28,598	38,169	28,400	4,457
Sales and marketing expenses	6	—	—	—
General and administrative expenses	18	—	10	2
Research and development expenses	20	—	—	—

	28,642	38,169	28,410	4,459

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	—	—
Computer equipment	262,989	—	—
	276,089	—	—

Less: accumulated depreciation	(88,039)	—	—
Less: impairment	(166,162)	—	—

	21,888	—	—